ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Tables) (Parent Company [Member])	12 Months Ended
Dec. 31, 2014
Parent Company [Member]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Schedule of Information of Consolidating Balance Sheets
	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	202	166	27
Amounts due from related parties	498,432	40,026	6,451
Prepaid expenses and other current assets	68,205	49,912	8,043
Total current assets	566,839	90,104	14,521

Non-current assets:
Intangible assets, net	284	150	24
Investment in subsidiaries	-	-	-
Total non-current assets	284	150	24

Total assets	567,123	90,254	14,545

LIABILITIES
Current liabilities:
Short-term loan	-	-	-
Convertible loan	102,905	13,470	2,171
Deferred revenue	2,317	866	140
Amounts due to related parties	5,678	55,699	8,977
Accrued and other liabilities	59,725	69,278	11,164
Total current liabilities	170,625	139,313	22,452
Total non-current liabilities	-	-	-

Total liabilities	170,625	139,313	22,452

SHAREHOLDERS' EQUITY
Ordinary shares
(US$0.0001 par value; 1,200,000,000 and 1,200,000,000 shares authorized, 176,776,612 and 916,104,980 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	122	574	93
Additional paid-in capital	2,706,621	3,325,288	535,939
Retained earnings	(2,294,368)	(3,371,181)	(543,336)
Accumulated other comprehensive income	(15,877)	(3,740)	(603)
Total shareholders' equity (deficit)	396,498	(49,059)	(7,907)

Total liabilities and shareholders' equity	567,123	90,254	14,545

Schedule of Information of Consolidating Statement of Operations
	Years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	-	-	-	-
- Software products	190	-	-	-
Total net revenues	190	-	-	-
Cost of revenues
- Educational program and services	-	-	-	-
- Software products	(951)	-	-	-
Total cost of revenues	(951)	-	-	-
GROSS LOSS	(761)	-	-	-
Operating expenses:
Selling and marketing	(6,941)	(2,733)	(348)	(56)
General and administrative	(110,893)	(57,453)	(229,814)	(37,039)
Research and development	(872)	(742)	(144)	(23)
Total operating expenses	(118,706)	(60,928)	(230,306)	(37,118)

OPERATING LOSS	(119,467)	(60,928)	(230,306)	(37,118)
Share of loss from subsidiaries	(1,498,091)	(833,867)	(609,711)	(98,268)
OTHER INCOME (EXPENSE)
Interest expenses, net	(2,496)	(8,386)	(91,064)	(14,677)
Loss from extinguishment of debt	-	-	(143,901)	(23,193)
Foreign exchange losses, net	(136)	—	(459)	(74)
Other expenses, net	(976)	(3,637)	(1,372)	(221)
Income tax	—	—	—	—
NET LOSS	(1,621,166)	(906,818)	(1,076,813)	(173,551)

Schedule of Information of Consolidating Statement of Cash Flows
	Years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(112,041)	(59,818)	(109,368)	(17,627)
Cash flows from investing activities	-	-	-	-
Cash flows from financing activities	121,157	44,455	109,330	17,621
Proceeds from issuance of ordinary shares, net of expenses	-	-	-	-
Proceeds from issuance of exercise of options	1	-	-	-
Effects of exchange rate changes on cash and cash equivalents	(114)	(79)	2	-
Net change in cash and cash equivalents	9,003	(15,442)	(36)	(6)
Cash and cash equivalents at beginning of year	6,641	15,644	202	33
Cash and cash equivalents at end of year	15,644	202	166	27

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities
Shares surrender by SummitView	-	-	67,309	10,848
Conversion of convertible loan to ordinary shares	-	-	226,298	36,473
Consideration receivables from SummitView	-	67,066	-	-
Receipt of convertible loan by settlement of debt	-	-	80,000	12,894